SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, New Standards, Interpretations and Amendments (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 AUD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)
Changes in Accounting Policies [Abstract]
Finance leases		$ 0
Impact on transition [Abstract]
Other liabilities	$ (705,536)		$ 0
Accumulated losses	$ (51,356,942)		(46,204,768)	$ (36,382,142)
Weighted average rate	13.00%	13.00%
Lease Liabilities can be Reconciled to the Operating Lease Commitments [Abstract]
Operating lease commitments			134,884
Discounted operating lease commitments			116,873
Less: Commitments relating to short-term leases and leases of low-value assets			(25,627)
Add: Lease payments not included in operating lease commitments			143,879
Lease liabilities	$ 307,134		235,125
Previously Reported [Member]
Impact on transition [Abstract]
Right-of-use assets	0
Other liabilities	0
Accumulated losses	(46,204,768)
IFRS 16 Adjustment [Member]
Impact on transition [Abstract]
Right-of-use assets	222,116
Other liabilities	(235,125)
Accumulated losses	(13,009)		$ 0
Adjusted [Member]
Impact on transition [Abstract]
Right-of-use assets	222,116
Other liabilities	(235,125)
Accumulated losses	$ (46,217,777)